Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Equity Attributable to Owners of Diversified Energy Company PLC	Share Capital	Share Premium	Treasury Reserve	Share Based Payment and Other Reserves	Retained Earnings (Accumulated Deficit)	Non-Controlling Interest
Equity at beginning of period at Dec. 31, 2021	$ 663,950	$ 647,409	$ 11,571	$ 1,052,959	$ (68,537)	$ 14,156	$ (362,740)	$ 16,541
Net income (loss)	(620,598)	(625,410)					(625,410)	4,812
Other comprehensive income (loss)	940	940					940
Total comprehensive income (loss)	(619,658)	(624,470)					(624,470)	4,812
Issuance of share capital (equity placement)	457	457	5			452
Issuance of share capital (equity compensation)	2,382	2,382	7			5,682	(3,307)
Issuance of EBT shares (equity compensation)	0				2,400	(2,400)
Repurchase of shares (EBT)	(22,931)	(22,931)			(22,931)
Repurchase of shares (share buyback program)	(11,760)	(11,760)	(80)		(11,760)	80
Dividends	(143,455)	(143,455)					(143,455)
Distributions to non-controlling interest owners	(6,389)							(6,389)
Cancellation of warrants	(320)	(320)				(320)
Transactions with shareholders	(182,016)	(175,627)	(68)	0	(32,291)	3,494	(146,762)	(6,389)
Equity at end of period at Dec. 31, 2022	(137,724)	(152,688)	11,503	1,052,959	(100,828)	17,650	(1,133,972)	14,964
Net income (loss)	759,701	758,018					758,018	1,683
Other comprehensive income (loss)	(270)	(270)					(270)
Total comprehensive income (loss)	759,431	757,748					757,748	1,683
Issuance of share capital (equity placement)	156,788	156,788	1,555	155,233
Issuance of share capital (equity compensation)	3,047	3,047	0			6,037	(2,990)
Issuance of EBT shares (equity compensation)	0				9,406	(9,406)
Repurchase of shares (share buyback program)	(11,048)	(11,048)	(161)		(11,048)	161
Dividends	(168,041)	(168,041)					(168,041)
Distributions to non-controlling interest owners	(4,043)							(4,043)
Transactions with shareholders	(23,297)	(19,254)	1,394	155,233	(1,642)	(3,208)	(171,031)	(4,043)
Equity at end of period at Dec. 31, 2023	598,410	585,806	12,897	1,208,192	(102,470)	14,442	(547,255)	12,604
Net income (loss)	(87,001)	(88,272)					(88,272)	1,271
Other comprehensive income (loss)	(1,822)	(1,822)					(1,822)
Total comprehensive income (loss)	(88,823)	(90,094)					(90,094)	1,271
Issuance of share capital (acquisition consideration)	55,704	55,704	1,185	54,519
Issuance of share capital (equity compensation)	6,255	6,255				10,002	(3,747)
Issuance of EBT shares (equity compensation)	0				4,594	(4,594)
Repurchase of shares (EBT)	(5,229)	(5,229)			(5,229)
Repurchase of shares (share buyback program)	(15,901)	(15,901)	(320)		(15,901)	320
Dividends	(83,864)	(83,864)					(83,864)
Distributions to non-controlling interest owners	(1,996)							(1,996)
Transactions with shareholders	(45,031)	(43,035)	865	54,519	(16,536)	5,728	(87,611)	(1,996)
Equity at end of period at Dec. 31, 2024	$ 464,556	$ 452,677	$ 13,762	$ 1,262,711	$ (119,006)	$ 20,170	$ (724,960)	$ 11,879